VIRTUS Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
($ reported in thousands)

	Shares	Value
Preferred Stock—1.1%
South Korea—1.1%
Samsung Electronics Co., Ltd., 1.280%	24,200	$1,954
Total Preferred Stock (Identified Cost $1,695)		1,954

Common Stocks—97.3%
Bermuda—3.1%
Credicorp Ltd.	16,973	5,757
Brazil—3.8%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	52,330	1,602
Cia de Saneamento de Minas Gerais Copasa MG	158,000	1,756
Cury Construtora e Incorporadora S.A.	183,300	1,254
Vale S.A.	157,200	2,503
		7,115

Cayman Islands—7.8%
China Hongqiao Group Ltd.	781,000	3,528
Chow Tai Fook Jewellery Group Ltd.	935,600	1,315
New Oriental Education & Technology Group, Inc.	486,000	2,753
Sany Heavy Equipment International Holdings Co., Ltd.	926,000	1,315
SITC International Holdings Co., Ltd.	188,000	823
WH Group Ltd.	3,526,000	4,635
		14,369

China—17.6%
Alibaba Group Holding Ltd.	255,100	3,998
Bank of China Ltd. Class H	2,219,000	1,417
China Construction Bank Corp. Class H	811,000	875
China International Capital Corp. Ltd. Class H	301,600	670
China Shenhua Energy Co., Ltd. Class H	227,500	1,347
CMOC Group Ltd. Class A	984,400	2,510
Lenovo Group Ltd. (Hong Kong)	2,000,000	2,405
PetroChina Co., Ltd. Class H	2,210,620	3,033
PICC Property & Casualty Co. Ltd. Class H	976,000	1,797
Shandong Himile Mechanical Science & Technology Co., Ltd. Class A	125,400	1,450
Shennan Circuits Co., Ltd. Class A	52,000	1,698
Tencent Holdings Ltd.	131,000	8,262
WuXi AppTec Co., Ltd. Class H	67,500	1,034
	Shares	Value

China—continued
Zijin Mining Group Co., Ltd. Class H	464,000	$2,087
		32,583

Colombia—1.4%
Grupo Cibest S.A. ADR	35,875	2,612
Greece—2.5%
Eurobank S.A.	200,000	801
Hellenic Telecommunications Organization S.A.	56,416	1,066
Piraeus Bank S.A.(1)	339,000	2,785
		4,652

Hungary—2.3%
OTP Bank Nyrt	40,128	4,303
India—10.6%
Ashok Leyland Ltd.	1,060,797	1,741
Bharat Petroleum Corp., Ltd.	409,941	1,229
Chambal Fertilisers & Chemicals Ltd.	175,272	794
Hero MotoCorp Ltd.	17,000	919
Muthoot Finance Ltd.	129,321	4,343
National Aluminium Co., Ltd.	668,302	2,759
Polycab India Ltd.	40,889	2,992
Vedanta Ltd.	540,042	3,789
Welspun Corp., Ltd.	121,317	1,052
		19,618

Indonesia—0.5%
Aneka Tambang Tbk	4,703,500	984
Ireland—1.4%
TE Connectivity plc	12,537	2,620
Mexico—1.1%
Kimberly-Clark de Mexico SAB de C.V. Class A	825,000	1,954
Poland—3.1%
Bank Polska Kasa Opieki S.A.	13,502	800
ORLEN S.A.	57,862	2,097
PGE Polska Grupa Energetyczna S.A.(1)	495,761	1,416
Powszechna Kasa Oszczednosci Bank Polski S.A.	56,608	1,339
		5,652

Russia—0.0%
Gazprom PJSC(1)(2)(3)	1,323,341	1
LUKOIL PJSC Sponsored ADR(1)(2)(3)	55,455	— (4)
		1

South Africa—1.6%
AVI Ltd.	311,103	1,910
	Shares	Value

South Africa—continued
Sanlam Ltd.	206,374	$1,086
		2,996

South Korea—12.1%
HD Hyundai Co., Ltd.	6,269	1,052
KB Financial Group, Inc.	25,000	2,454
LG Display Co. Ltd.(1)	110,902	814
LG Uplus Corp.	57,862	602
Samsung Electronics Co., Ltd.	70,504	8,246
SK hynix, Inc.	16,129	9,151
		22,319

Taiwan—19.5%
Accton Technology Corp.	39,000	1,924
CTBC Financial Holding Co., Ltd.	1,332,000	2,165
E.Sun Financial Holding Co., Ltd.	2,000,000	1,999
Marketech International Corp.	92,000	815
Sunonwealth Electric Machine Industry Co., Ltd.	107,000	425
Taiwan Semiconductor Manufacturing Co., Ltd.	477,000	27,587
United Microelectronics Corp.	650,000	1,165
		36,080

Thailand—2.8%
Advanced Info Service PCL NVDR	459,100	5,240
Turkey—1.7%
Turkiye Petrol Rafinerileri AS	542,191	3,150
United Arab Emirates—3.7%
Abu Dhabi Islamic Bank PJSC	226,625	1,304
Dubai Islamic Bank PJSC	473,564	960
Emaar Development PJSC	568,666	2,153
Emirates NBD Bank PJSC	334,623	2,521
		6,938

United States—0.7%
Lam Research Corp.	6,144	1,313
Total Common Stocks (Identified Cost $127,801)		180,256

Total Long-Term Investments—98.4% (Identified Cost $129,496)		182,210

TOTAL INVESTMENTS—98.4% (Identified Cost $129,496)		$182,210
Other assets and liabilities, net—1.6%		2,970
NET ASSETS—100.0%		$185,180
See Notes to Schedule of Investments

VIRTUS Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)

Abbreviations:
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipts
PCL	Public Company Limited
PJSC	Public Joint Stock Company
plc	Public Limited Company

Footnote Legend:
(1)	Non-income producing.
(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	The Fund is unable to trade and repatriate proceeds due to U.S. sanctions related to the Russia/Ukraine war.
(4)	Amount is less than $500 (not in thousands).

Country Weightings†
Taiwan	20%
China	18
South Korea	13
India	11
Cayman Islands	8
United Arab Emirates	4
Brazil	4
Other	22
Total	100%
† % of total investments as of March 31, 2026.
The following table summarizes the value of the Fund’s investments as of March 31, 2026, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Preferred Stock	$1,954	$—	$1,954	$—
Common Stocks	180,256	21,371	158,884	1
Total Investments	$182,210	$21,371	$160,838	$1
There were no transfers into or out of Level 3 related to securities held at March 31, 2026.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended March 31, 2026.
See Notes to Schedule of Investments

VIRTUS Emerging Markets Opportunities Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loan are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the
Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.